Grant revenue - R&D tax incentives (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Government Grants [Line Items]
R&D Tax credit recoveries recognised as grant income	$ 6,619	$ 440
R&D tax credit recoveries
Government Grants [Line Items]
Refundable R&D tax offset for the half-year	0	440
R&D Tax credit recoveries recognised as grant income	$ 0	$ 440